Convertible Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Subordinated Debt [Abstract]
Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	79,267	111,682	150,000
Conversion component at date of issuance	(13,653)	(18,329)	(23,601)

Liability component at date of issuance	65,614	93,353	126,399

Balance January 1, 2010	11,542	65,394	126,955
Conversion of notes	(12,677)	(5)	—
Accrual of interest	181	1,560	3,849
Repurchasing of notes	—	(38,276)	—
Foreign currency translation effect	954	3,765	—

Balance December 31, 2010	—	32,439	130,804
Conversion of notes	—	(32,536)	—
Accrual of interest	—	126	4,274
Foreign currency translation effect	—	(29)	—

Balance December 31, 2011	—	—	135,078

Reported as non-current liabilities	—	—	135,078
Reported as current liabilities	—	—	—

Schedule Of Convertible Subordinated Debt Nominal Value

	5.25% convertible subordinated notes, due 2010	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2010	—	44,909	n/a
December 31, 2011	—	—	n/a

Nominal value in €:
December 31, 2010	—	33,609	150,000
December 31, 2011	—	—	150,000